Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000012485
Shareholder Report [Line Items]
Fund Name	Lisanti Small Cap Growth Fund
Trading Symbol	ASCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2026, to June 30, 2026.  You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

Additional Information Phone Number	(800) 441-7031
Additional Information Website	https://lisantismallcap.com/investing-in-the-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$115	1.99%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

The small cap market was strong in the first half of 2026; the Russell 2000 Index was up 22.57%, versus the S&P 500® Index increase of approximately 9%. The Russell 2000 Growth Index was up 22.18%. Most of that increase occurred in the second quarter; as investors appeared to focus on our attacks on Iran and their potential implication during the first quarter. The strength in the small cap market, based on our research, was driven by earnings, which were in most instances better than expected.

It was the fourth best first half ever for the Russell 2000 Index; we have not seen returns for smaller capitalization stocks this strong in a six month period since the late 1970’s-1980’s. The pattern of outperformance combined with the earnings growth would argue to us that we are in the early innings of a cycle of outperformance for smaller companies, though there are no guarantees that performance will continue to improve.

As growth investors, we are significantly overweight the Information Technology and Industrials sectors relative to the Russell 2000 Index, overweight the Healthcare sector and significantly underweight the Financials sector. Those sector weights drove performance, as did our focus on higher growth stocks, which tend to have higher valuations than the average small cap holding but also much faster earnings growth. The strongest growth was seen from those companies connected with the buildout of Artificial Intelligence (AI) infrastructure. Thus, it is no surprise that the Information Technology and Industrials sectors were among the drivers of outperformance. The Healthcare sector moved from a detractor of performance to a driver of outperformance, as the repositioning that we did in the wake of Tim Woods rejoining the firm as our healthcare analyst paid early dividends. We also benefited from owning Apogee, which received a takeover offer from AbbVie. The Consumer Discretionary sector suffered from investors’ negative view of consumer spending and worries over inflation; this is despite the fact that many consumer companies met or exceeded expectations in the first quarter, and consumer spending remained fairly steady.

We continue to focus on companies that have multiple idiosyncratic drivers of growth and a focus on improving profitability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000® Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$11,132	$10,905	$10,922
12/31/16	$11,659	$11,868	$11,312
03/31/17	$12,330	$12,160	$11,917
06/30/17	$13,152	$12,460	$12,440
09/30/17	$13,967	$13,166	$13,214
12/31/17	$14,897	$13,606	$13,820
03/31/18	$15,404	$13,595	$14,137
06/30/18	$16,917	$14,649	$15,160
09/30/18	$18,952	$15,173	$15,997
12/31/18	$14,615	$12,108	$12,533
03/31/19	$17,181	$13,873	$14,682
06/30/19	$18,254	$14,164	$15,086
09/30/19	$17,157	$13,824	$14,456
12/31/19	$18,360	$15,198	$16,103
03/31/20	$14,327	$10,545	$11,954
06/30/20	$19,904	$13,226	$15,610
09/30/20	$21,895	$13,878	$16,728
12/31/20	$28,064	$18,232	$21,680
03/31/21	$29,623	$20,547	$22,737
06/30/21	$30,992	$21,429	$23,628
09/30/21	$30,158	$20,495	$22,292
12/31/21	$31,062	$20,933	$22,295
03/31/22	$26,586	$19,358	$19,479
06/30/22	$19,834	$16,029	$15,729
09/30/22	$19,918	$15,679	$15,767
12/31/22	$19,453	$16,655	$16,418
03/31/23	$20,386	$17,111	$17,415
06/30/23	$20,963	$18,002	$18,644
09/30/23	$18,654	$17,079	$17,279
12/31/23	$20,300	$19,475	$19,482
03/31/24	$23,076	$20,484	$20,959
06/30/24	$23,751	$19,812	$20,347
09/30/24	$25,065	$21,650	$22,058
12/31/24	$25,925	$21,722	$22,434
03/31/25	$21,466	$19,663	$19,940
06/30/25	$25,131	$21,334	$22,326
09/30/25	$28,260	$23,979	$25,049
12/31/25	$28,460	$24,504	$25,353
03/31/26	$27,599	$24,721	$24,642
06/30/26	$37,797	$30,034	$30,976

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	50.40%	4.05%	14.22%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 2000 Growth Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found www.lisantismallcap.com/portfolio-performance.
AssetsNet	$ 18,682,456
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 10,540
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$18,682,456
# of Portfolio Holdings	89
Portfolio Turnover Rate	184%
Investment Advisory Fees (Net of fees waived)	$10,540

Holdings [Text Block]

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	28.8%
Health-Care	26.9%
Industrials	24.4%
Consumer Discretionary	10.0%
Financials	5.7%
Energy	2.0%
Communication Services	1.2%
Consumer Staples	0.5%
Materials	0.5%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	98.7%
Money Market Fund	1.3%

Largest Holdings [Text Block]

Top Ten Holdings

(% total  investments)*

Table Summary
BrightSpring Health Services, Inc.	2.99%
Hinge Health, Inc., Class A	2.52%
Ultra Clean Holdings, Inc.	2.35%
Xometry, Inc., Class A	2.14%
Silicon Motion Technology Corp., ADR	2.06%
Solaris Energy Infrastructure, Inc., Class A	2.04%
Extreme Networks, Inc.	1.86%
RBC Bearings, Inc.	1.80%
DigitalOcean Holdings, Inc.	1.76%
Corcept Therapeutics, Inc.	1.73%

* excluding cash equivalents